Analysis of Assets and Liabilities By Financial Instrument Classification (Details) - Schedule of classification of financial assets and financial liabilities - ZAR (R) R in Thousands	Feb. 28, 2021	Feb. 29, 2020
Financial assets (at amortized cost)
Financial assets	R 19,400	R 11,013
Financial liabilities (other financial liabilities)
Financial liabilities	(891,977)	(8,362)
Loans to related parties [Member]
Financial assets (at amortized cost)
Financial assets	19,400	11,013
Trade and other receivables [Member]
Financial assets (at amortized cost)
Financial assets	269,593	230,312
Cash And Cash Equivalent [Member]
Financial assets (at amortized cost)
Financial assets	104,937	146,591
Other financial asset [Member]
Financial assets (at amortized cost)
Financial assets	882,420
Financial Assets [Member]
Financial assets (at amortized cost)
Financial assets	1,276,350	387,916
Loans from related parties [Member]
Financial liabilities (other financial liabilities)
Financial liabilities	891,977	8,362
Trade and other payables [Member]
Financial liabilities (other financial liabilities)
Financial liabilities	235,510	148,812
Term loans [Member]
Financial liabilities (other financial liabilities)
Financial liabilities	15,930	22,969
Deferred revenue [Member]
Financial liabilities (other financial liabilities)
Financial liabilities	246,765	208,782
Bank overdraft [Member]
Financial liabilities (other financial liabilities)
Financial liabilities	28,839
Financial Liabilities [Member]
Financial liabilities (other financial liabilities)
Financial liabilities	R 1,419,021	R 388,925